Investment in financial asset and gain on disposal of associate (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jan. 31, 2021
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Gain (loss) on disposal of associate		€ 514,000
Wings Therapeutics Inc
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Gain (loss) on disposal of associate		(107,000)
Phoenicis Therapeutics Inc.
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Proportion of ownership interest			3.90%
Gain (loss) on disposal of associate		€ 621,000
Changes in fair value of investment	€ 0